SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Segmented Information [Abstract]
SEGMENTED INFORMATION [Text Block]

10. SEGMENTED INFORMATION

The Company has one business segment, the exploration of mineral properties. As of December 31, 2020, and 2019, all the Company's significant non-current assets are located in the United States.